Financial Instruments - Additional Information (Details) - Foreign exchange forward contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Foreign exchange forward contracts, notional value	$ 182,464	$ 104,344
Remaining maturity, or less (in months)	12 months
Cash Flow Hedging
Derivative [Line Items]
Realized gains and losses related to the maturity of foreign exchange forward contracts	$ 3,398	$ (475)
Cash Flow Hedging | Other Current Assets
Derivative [Line Items]
Unrealized losses related to the effective portion of changes in the fair value of foreign exchange forward contracts	4,230
Cash Flow Hedging | Other Current Liabilities
Derivative [Line Items]
Unrealized losses related to the effective portion of changes in the fair value of foreign exchange forward contracts	$ (795)